UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2012 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets

Lodging — 1.6%
75,500	Starwood Hotels & Resorts Worldwide, Inc.	$4,469,600

Real Estate — 1.8%
137,500	Brookfield Office Properties, Inc.	2,497,000
161,400	Forest City Enterprises, Inc., Class A(b)	2,574,330

		5,071,330

Real Estate Investment Trusts — 94.3%
	REITs - Apartments — 15.7%
67,200	American Campus Communities, Inc.	2,987,040
93,000	AvalonBay Communities, Inc.	13,522,200
97,700	Camden Property Trust	6,611,359
316,400	Equity Residential	19,439,616
14,400	Essex Property Trust, Inc.	2,274,768

		44,834,983

	REITs - Diversified — 11.2%
114,700	American Assets Trust, Inc.	2,696,597
53,200	CoreSite Realty Corp.	1,325,212
193,700	DuPont Fabros Technology, Inc.	5,258,955
106,900	Entertainment Properties Trust	5,130,131
147,400	Liberty Property Trust	5,372,730
173,000	Retail Properties of America, Inc., Class A(b)	1,565,650
123,100	Vornado Realty Trust	10,566,904

		31,916,179

	REITs - Health Care — 10.5%
253,100	HCP, Inc.	10,490,995
43,900	Health Care REIT, Inc.	2,487,374
216,800	Omega Healthcare Investors, Inc.	4,641,688
209,901	Ventas, Inc.	12,340,080

		29,960,137

	REITs - Hotels — 4.8%
515,100	Host Hotels & Resorts, Inc.	8,571,264
106,000	Pebblebrook Hotel Trust	2,552,480
134,600	RLJ Lodging Trust	2,527,788

		13,651,532

	REITs - Manufactured Homes — 1.6%
64,000	Equity Lifestyle Properties, Inc.	4,476,160

	REITs - Office Property — 11.4%
68,300	Alexandria Real Estate Equities, Inc.	5,117,036
242,700	BioMed Realty Trust, Inc.	4,810,314
120,200	Boston Properties, Inc.	13,011,650
169,300	Kilroy Realty Corp.	8,033,285
93,600	Piedmont Office Realty Trust, Inc., Class A	1,660,464

		32,632,749

Shares	Description	Value (†)
Common Stocks — continued

Real Estate Investment Trusts — continued

	REITs - Regional Malls — 16.0%
183,200	Macerich Co. (The)	$11,279,624
222,300	Simon Property Group, Inc.	34,589,880

		45,869,504
	REITs - Shopping Centers — 8.8%
397,200	DDR Corp.	5,878,560
69,800	Federal Realty Investment Trust	7,026,068
338,400	Kite Realty Group Trust	1,729,224
119,300	Ramco-Gershenson Properties Trust	1,436,372
137,400	Regency Centers Corp.	6,177,504
230,700	Retail Opportunity Investments Corp.	2,803,005
		25,050,733
	REITs - Single Tenant — 1.1%
74,300	National Retail Properties, Inc.	2,034,334
55,200	Select Income REIT(b)	1,262,976
		3,297,310
	REITs - Storage — 7.5%
149,900	CubeSmart	1,882,744
169,900	Extra Space Storage, Inc.	5,156,465
100,300	Public Storage	14,368,978
		21,408,187
	REITs - Warehouse/Industrials — 5.7%
276,500	First Potomac Realty Trust	3,439,660
360,100	ProLogis, Inc.	12,884,378
		16,324,038
	Total Real Estate Investment Trusts	269,421,512
	Total Common Stocks (Identified Cost $209,107,115)	278,962,442

Principal Amount
Short-Term Investments — 3.0%
$8,649,535	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2012 at 0.000% to be repurchased at $8,649,535 on 5/01/2012 collateralized by $7,825,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $8,822,688 including accrued interest(c) (Identified Cost $8,649,535)	8,649,535

	Total Investments – 100.7% (Identified Cost $217,756,650)(a)	287,611,977
	Other Assets Less Liabilities – (0.7)%	(2,058,729)

	Net Assets – 100.0%	$285,553,248

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2012, the net unrealized appreciation on investments based on a cost of $217,756,650 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$70,549,373
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(694,046)

Net unrealized appreciation	$69,855,327

At January 31, 2012, the Fund had a short-term capital loss carryforward of $17,532,085 which expires on January 31, 2018 and post-October capital loss deferrals of $308,007. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets or liabilities;

• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$278,962,442	$—	$—	$278,962,442

Short-Term Investments	—	8,649,535	—	8,649,535

Total	$278,962,442	$8,649,535	$—	$287,611,977

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at April 30, 2012 (Unaudited)

Regional Malls	16.0%
Apartments	15.7
Office Property	11.4
Diversified	11.2
Health Care	10.5
Shopping Centers	8.8
Storage	7.5
Warehouse/Industrials	5.7
Hotels	4.8
Other Investments, less than 2% each	6.1
Short-Term Investments	3.0

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 15, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 15, 2012